Trade accounts payable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Trade Accounts Payable
Trade accounts payable related to supply chain financing	R$ 4,941,716	R$ 1,393,137	R$ 5,794,841